NATIXIS FUNDS

LOOMIS SAYLES FUNDS

NATIXIS ETFs

Supplement dated December 30, 2016 to the Loomis Sayles Funds Statements of Additional Information, dated February 1, 2016 and November 30, 2016 and the Natixis Funds Statements of Additional Information, dated February 1, 2016, March 31, 2016, April 1, 2016, May 1, 2016, August 31, 2016, and November 30, 2016, and Natixis ETFs Statement of Additional Information, dated October 21, 2016, as may be revised or supplemented from time to time, for the following funds.

AEW Real Estate Fund	Loomis Sayles Investment Grade Bond Fund
ASG Dynamic Allocation Fund	Loomis Sayles Investment Grade Fixed Income Fund
ASG Global Alternatives Fund	Loomis Sayles Limited Term Government and Agency Fund
ASG Managed Futures Strategy Fund	Loomis Sayles Multi-Asset Income Fund
ASG Tactical U.S. Market Fund	Loomis Sayles Securitized Asset Fund
Gateway Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Gateway Equity Call Premium Fund	Loomis Sayles Small Cap Growth Fund
Loomis Sayles Bond Fund	Loomis Sayles Small/Mid Cap Growth Fund
Loomis Sayles Core Disciplined Alpha Bond Fund	Loomis Sayles Small Cap Value Fund
Loomis Sayles Core Plus Bond Fund	Loomis Sayles Strategic Alpha Fund
Loomis Sayles Dividend Income Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles Fixed Income Fund	Loomis Sayles Value Fund
Loomis Sayles Global Bond Fund	McDonnell Intermediate Municipal Bond Fund
Loomis Sayles Global Equity and Income Fund	Mirova Global Sustainable Equity Fund
Loomis Sayles Global Growth Fund	Natixis Oakmark Fund
Loomis Sayles Growth Fund	Natixis Oakmark International Fund
Loomis Sayles High Income Fund	Natixis Seeyond International Minimum Volatility ETF
Loomis Sayles High Income Opportunities Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Inflation Protected Securities Fund	Vaughan Nelson Select Fund
Loomis Sayles Institutional High Income Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Intermediate Duration Bond Fund	Vaughan Nelson Value Opportunity Fund

Effective January 1, 2017, Sandra O. Moose has been appointed as a member of the Audit Committee and Governance Committee, Kenneth A. Drucker has resigned as Chairman of the Audit Committee and from the Governance Committee and has been appointed as Chairman of the Board, Erik R. Sirri has been appointed as Chairman of the Audit Committee, Cynthia L. Walker has resigned from the Contract Review Committee and been appointed as a member of the Audit Committee and John T. Hailer has resigned from the Board of Trustees. Accordingly, the table in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)” is hereby updated to reflect the above stated changes. In addition, the list of the members of the Audit Committee, Contract Review Committee and Governance Committee in the sub-section “Leadership and Structure of the Board” within the section “Management of the Trust(s)” is hereby replaced with the following:

Audit Committee	Contract Review Committee	Governance Committee
Erik R. Sirri – Chairman	Peter J. Smail – Chairman	Cynthia L. Walker – Chairperson
Edmond J. English	Wendell J. Knox	Wendell J. Knox
Richard A. Goglia	Martin T. Meehan	Sandra O. Moose
Sandra O. Moose	James P. Palermo	Peter J. Smail
Cynthia L. Walker

As Chairman of the Board, Mr. Drucker is an ex officio member of each Committee.